TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2023	2022
Trade receivables	$503	$506
Collateral deposits(1)	169	603
Inventory	65	18
Prepaids and other	76	53
Income tax receivables	57	66
Other short-term receivables	85	75
	$955	$1,321
(1)    Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company’s risk management strategy.